Significant Accounting Policies - Amortization of Debt Issuance Costs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Significant Accounting Policies
Number of reporting units | item	3
Amortization of Debt Issuance Costs
Amortization of debt issuance costs	$ 4,787	$ 4,804	$ 5,546
Loss on debt extinguishment	1,305	679	1,218
Voluntary prepayments on term loans	$ 155,000	$ 64,700	$ 103,500
Segment information
Number of operating segments | segment	2